Consolidated Statements of Mezzanine and Stockholders' Equity - USD ($) $ in Thousands	Warrants Issued With the 2018 Common Stock Offering [Member] Mezzanine Equity [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Preferred Stock [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Common Stock [Member] [1]	Warrants Issued With the 2018 Common Stock Offering [Member] Additional Paid-in Capital [Member]	[1]	Warrants Issued With the 2018 Common Stock Offering [Member] Retained Earnings [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Noncontrolling Interest [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Warrants Issued With the 2018 Common Stock Offering [Member]	September 2019 Common Stock Offering [Member] Mezzanine Equity [Member]	September 2019 Common Stock Offering [Member] Preferred Stock [Member]	September 2019 Common Stock Offering [Member] Common Stock [Member] [1]	September 2019 Common Stock Offering [Member] Additional Paid-in Capital [Member]	[1]	September 2019 Common Stock Offering [Member] Retained Earnings [Member]	September 2019 Common Stock Offering [Member] Noncontrolling Interest [Member]	September 2019 Common Stock Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	September 2019 Common Stock Offering [Member]	November 2019 Registered Direct Offering [Member] Mezzanine Equity [Member]	November 2019 Registered Direct Offering [Member] Preferred Stock [Member]	November 2019 Registered Direct Offering [Member] Common Stock [Member] [1]	November 2019 Registered Direct Offering [Member] Additional Paid-in Capital [Member]	[1]	November 2019 Registered Direct Offering [Member] Retained Earnings [Member]	November 2019 Registered Direct Offering [Member] Noncontrolling Interest [Member]	November 2019 Registered Direct Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	November 2019 Registered Direct Offering [Member]	Series E Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] Common Stock [Member]	[1]	Series E Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	[1]	Series E Convertible Preferred Stock [Member] Retained Earnings [Member]	Series E Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series E Convertible Preferred Stock [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Series E Convertible Preferred Stock [Member]	Mezzanine Equity [Member]	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2018																																						0	100,000	46,034	[1]
Balance at Dec. 31, 2018																																						$ 0	$ 1	$ 0	[1]	$ 412,059	[1]	$ (307,779)	$ 0	$ 0	$ 104,281
Net loss																																							0	0	[1]	0	[1]	(14,773)	0	0	(14,773)
Stock-based compensation																																									[1]	(34)	[1]				(34)
Issuance of common stock due to exercise of warrants (in shares)			17,375
Issuance of common stock due to exercise of warrants			$ 0	$ 4,454					$ 4,454
Issuance of stock (in shares)												116,404									168,000
Issuance of stock												$ 1	$ 9,288					$ 9,289			$ 2	$ 7,640					$ 7,642
Initial measurement of Class B Warrants (Note 14)																																									[1]	(997)	[1]				(997)
Excess of consideration over acquired assets (Note 1)																																									[1]	(6,701)	[1]				(6,701)
Issuance of Series E Shares (Note 16) (in shares)																												28,158
Issuance of Series E Shares (Note 16)																												$ 28,158									$ 0
Redemptions on Series E Shares (Note 16) (in shares)																																						(12,434)			[1]
Redemptions on Series E Shares (Note 16)																																						$ (14,302)			[1]		[1]				0
Deemed dividend for Series E (Note 16)																																						9,339			[1]		[1]				0
Deemed dividend for Series E as part of exchange																																									[1]	(9,570)	[1]				(9,570)
Deemed dividend equivalents on Series E Shares issued during the period related to redemption value (Note 16)																																						4,227			[1]	(4,227)	[1]				(4,227)
Repurchase of beneficial conversion feature with debt extinguishment																																									[1]	(8,518)	[1]				(8,518)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 16)																																						(9,339)			[1]	9,339	[1]				9,339
Series E Dividends (Note 16)																																									[1]	(2,650)	[1]				(2,650)
Reversal of costs related to equity offerings																																									[1]	1,500	[1]				1,500
Other comprehensive loss																																									[1]		[1]			(1,361)	(1,361)
Net Income (loss)																																							$ 0	$ 0	[1]	0	[1]	(14,773)	0	0	(14,773)
Balance (in shares) at Dec. 31, 2019																																						15,724	100,000	347,813	[1]
Balance at Dec. 31, 2019																																						$ 18,083	$ 1	$ 3	[1]	411,583	[1]	(322,552)	0	(1,361)	87,674
Net loss																																									[1]		[1]	(22,818)			(22,818)
Stock-based compensation																																									[1]	(34)	[1]				(34)
Issuance of stock (in shares)																																								39,416,959	[1]
Issuance of stock																																								$ 394	[1]	120,784	[1]				121,178
Excess of consideration over acquired assets (Note 1)																																									[1]	(62,000)	[1]				(62,000)
Issuance of Series E Shares (Note 16) (in shares)																																						14,350			[1]
Issuance of Series E Shares (Note 16)																																						$ 14,350			[1]		[1]				0
Redemptions on Series E Shares (Note 16) (in shares)																																						(21,364)			[1]
Redemptions on Series E Shares (Note 16)																																						$ (24,569)			[1]		[1]				0
Deemed dividend equivalents on Series E Shares issued during the period related to redemption value (Note 16)																																						3,099			[1]	(3,099)	[1]				(3,099)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 16)																																						(1,067)			[1]	1,067	[1]				1,067
Series E Dividends (Note 16)																																									[1]	(1,796)	[1]				(1,796)
Reversal of costs related to equity offerings																																									[1]	235	[1]				235
Other comprehensive loss																																															0
Cashless exercises of Class A Warrants (Note 9) (in shares)																																								67,200	[1]
Cashless exercises of Class A Warrants (Note 9)																																								$ 1	[1]	(1)	[1]				0
Dividends of Series E shares (Note 16) (in shares)																																						2,554			[1]
Dividends of Series E shares (Note 16)																																						$ 2,554
Dividends of Series E shares (Note 16) (in shares)																																						(2,554)			[1]
Deemed dividend related to beneficial conversion feature of Series E Shares																																						$ 1,067			[1]	(1,067)	[1]				(1,067)
Reversal of Other comprehensive loss (Note 14)																																									[1]		[1]			1,361	1,361
Net Income (loss)																																									[1]		[1]	(22,818)			(22,818)
Balance (in shares) at Dec. 31, 2020																																						11,264	100,000	39,831,972	[1]
Balance at Dec. 31, 2020																																						$ 13,517	$ 1	$ 398	[1]	465,672	[1]	(345,370)	0	0	120,701
Net loss																																												8,616			8,616
Stock-based compensation																																									[1]	(34)	[1]				(34)
Excess of consideration over acquired assets (Note 1)																																										(33,741)					(33,741)
Issuance of Series E Shares (Note 16) (in shares)																																						2,188
Issuance of Series E Shares (Note 16)																																						$ 2,188									0
Deemed dividend equivalents on Series E Shares issued during the period related to redemption value (Note 16)																																						437				(437)					(437)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 16)																																						(900)				900					900
Series E Dividends (Note 16)																																										(1,883)					(1,883)
Other comprehensive loss																																															0
Deemed dividend related to beneficial conversion feature of Series E Shares																																						900				(900)					(900)
Net Income (loss)																																												8,616			8,616
Balance (in shares) at Dec. 31, 2021																																						13,452	100,000	39,831,972	[1]
Balance at Dec. 31, 2021																																						$ 16,142	$ 1	$ 398	[1]	$ 429,577	[1]	$ (336,754)	$ 0	$ 0	$ 93,222

[1]	Adjusted to reflect the reverse stock split effected in August 2020 (see Note 1)